Mainland China Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Contributions for employee benefits	$ 61,448	$ 52,159	$ 42,097